Loan Operations and Lease Operations Portfolio - Summary of Analysis of Present Value of Minimum Future Payments Receivable From Finance Leases by Maturity Basically Composed of Individual Operations - Vehicles (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans and lease operations [Line Items]
Minimum future payments	R$ 12,515	R$ 13,298
Future financial income	(4,757)	(4,591)
Present value	7,758	8,707
Current [member]
Disclosure of loans and lease operations [Line Items]
Minimum future payments	3,292	3,572
Future financial income	(1,898)	(1,636)
Present value	1,394	1,936
Current [member] | Current [Member]
Disclosure of loans and lease operations [Line Items]
Minimum future payments	3,292	3,572
Future financial income	(1,898)	(1,636)
Present value	1,394	1,936
Non-current [Member]
Disclosure of loans and lease operations [Line Items]
Minimum future payments	9,223	9,726
Future financial income	(2,859)	(2,955)
Present value	6,364	6,771
Non-current [Member] | 1-5 years [Member]
Disclosure of loans and lease operations [Line Items]
Minimum future payments	5,334	5,741
Future financial income	(2,803)	(2,778)
Present value	2,531	2,963
Non-current [Member] | Over 5 years [Member]
Disclosure of loans and lease operations [Line Items]
Minimum future payments	3,889	3,985
Future financial income	(56)	(177)
Present value	R$ 3,833	R$ 3,808